Debt - Additional Information (Detail) - Fixed Interest Rate Term Loan [Member] - Silicon Valley Bank [Member]	9 Months Ended
	Dec. 31, 2017 USD ($) Installment	Mar. 31, 2017 USD ($)
Debt Instrument [Line Items]
Line of credit facility, fixed interest rate	4.50%
Line of credit facility, number of monthly installments | Installment	36
Line of credit facility, expiration date	Jan. 31, 2018
Line of credit facility, frequency of periodic payment	monthly
Line of credit facility, outstanding	$ 200,000	$ 1,700,000
Line of credit available for future borrowing	$ 0	$ 0